Contract liability - Disclosure of Current and Non-Current Contract Liabilities (Details) - CHF (SFr) SFr in Thousands	Jun. 30, 2023	Dec. 31, 2022
Disclosure Of Detailed Information About Contract Liability [Line Items]
Current	SFr 5,838	SFr 6,409
Non-current	1,421	3,637
Contract liability	7,259	10,046
Novartis
Disclosure Of Detailed Information About Contract Liability [Line Items]
Current	5,838
Non-current	1,421
Contract liability	SFr 7,259	SFr 10,046